Risk Management Activities - Schedule of Combined Maximum Credit Risk Exposure (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables
Disclosure of credit risk exposure [line items]
VAT, import duties, prepayments, payroll receivables, derivative contracts and diesel rebates	$ 165.3	$ 159.9
Environmental trust funds | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	125.2	109.6
Trade and other receivables | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	172.5	91.5
Asanko deferred and contingent considerations | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	67.9	0.0
Other investments | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	46.5	40.5
Cash and cash equivalents | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 860.2	$ 648.7